Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Summary of Change in the Fair Value of Derivative Warrant Liabilities

	Forward Purchase Units	Publics Warrants	Private Placement Warrants	Contingent Interest Liability	Total Level # Financial Instruments
Level 3 financial instruments at March 24, 2021 (inception)	$—	$—	$—	$—	$—
Initial fair value at issuance	31,000	10,109,000	3,014,000	—	13,154,000
Change in fair value	490,184	(4,357,850)	(1,296,000)	—	(5,163,666)
Transfer of public warrants to Level 1 measurements	—	(5,751,150)	—	—	(5,751,150)

Level 3 financial instruments at December 31, 2021	521,184	—	1,718,000	—	2,239,184
Change in fair value	(194,950)	—	(1,408,000)	—	(1,602,950)
Transfer of private placement warrants to Level 2	—	—	(310,000)	—	(310,000)
Initial fair value of contingent interest liability	—	—	—	32,865	32,865

Level 3 financial instruments at December 31, 2022	$326,234	—	$—	$32,865	$359,099

The following table presents the changes in the fair value of financial instruments for the twelve months ended December 31, 2022:

	Public Warrants	Private Placement Warrants	Forward Purchase Units	Contingent Interest Liability
Financial instrument liabilities at March 24, 2021 (inception)	$—	$—	$—	$—
Initial fair value at issuance date September 14, 2021	10,109,000	3,014,000	31,000	—
Change in fair value	(4,357,850)	(1,296,000)	490,184	—

Financial instrument liabilities at December 31, 2021	5,751,150	1,718,000	521,184	—
Change in fair value	(5,176,150)	(1,548,000)	(194,950)	—
Initial fair value of contingent interest liability	—	—	—	32,865

Financial instrument Liabilities at December 31, 2022	$575,000	170,000	$326,234	$32,865

Summary of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis
The following table sets forth by level within the fair value hierarchy the Company’s assets and liabilities that were accounted for at fair value on a recurring basis at December 31, 2022 and 2021:

	December 31, 2022
	(Level 1)		(Level 2)		(Level 3)
Assets:
Cash and marketable securities held in trust account		$42,453,107		$—	$—
Liabilities:
Public Warrants		$575,000		$—	$—
Private Placement Warrants		$—		$170,000	$—
Forward Purchase Units	$		$		$326,234
Contingent Interest Liabilities		$—		$—	$32,865

	December 31, 2021
	(Level 1)		(Level 2)		(Level 3)
Assets:
Cash and marketable securities held in trust account		$230,004,784		$—	$—
Liabilities:
Public Warrants		$5,751,150		$—	$—
Private Placement Warrants		$—		$—	$1,718,000
Forward Purchase Units	$		$		$521,184

Summary of Fair Value Measurements Inputs
The key inputs into the lattice model and Monte Carlo simulation model formula were as follows at December 21, 2022 and December 31, 2021:

	Private Placement Warrants
	December 31, 2022	December 31, 2021
Input
Ordinary share price	$10.17	$9.81
Exercise price	$11.50	$11.50

	Private Placement Warrants
	December 31, 2022	December 31, 2021
Risk-free rate of interest	3.94%	1.32%
Volatility	0.00%	9.88%
Term	5.50	5.69
Warrant to buy one share	$0.05	$0.51
Dividend yield	0.00%	0.00%
The key inputs into the formula were as follows at December 31, 2022 and 2021:

	Forward Purchase Liability
	December 31, 2022	December 31, 2021
Input
Probability of an acquisition occurring	10.00%	85.00%
Unit price	$10.17	10.10
Risk-free rate of interest	4.70%	0.27%
Time to the acquisition	0.05	0.69

The Company established the fair value of the contingent interest liability on December 31, 2022. The Company utilized a “With and Without” embedded derivative valuation model to calculate the standalone value of the embedded derivative. Key inputs into the model are as follows:

Contingent Interest Liability
December 31,
2022
Input
Valuation date	December 31, 2022
Inception date	December 1 through December 14, 2022
Aggregate principal amount	$ 350,000
Contractual interest	100.0%
Maturity date	Date of successful business combination
Estimated business combination date	June 30, 2023
Estimated probability of a business combination	10.0%
Estimated market yield	13.0%